Summary of Significant Accounting Policies - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2021
Equipment on lease
Disaggregation of Revenue [Line Items]
Useful life	5 years
Minimum | 3D Printers
Disaggregation of Revenue [Line Items]
Time acceptance test, period	3 months
Maximum | 3D Printers
Disaggregation of Revenue [Line Items]
Time acceptance test, period	6 months